Waddell & Reed Advisors Funds
                    High Income
                    Fund

                    Semiannual
                    Report
                    --------------
                    March 31, 2003

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        19     Statement of Assets and Liabilities

        20     Statement of Operations

        21     Statement of Changes in Net Assets

        22     Financial Highlights

        26     Notes to Financial Statements

        31     Independent Auditors' Report

        32     Directors & Officers









This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF HIGH INCOME FUND
-----------------------------------------------------------------
     March 31, 2003

Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
HIGH INCOME FUND

GOALS
To seek, as a primary goal, a high level of current income. As a secondary goal, to seek capital growth when consistent with its primary goal.

Strategy
Invests primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of United States and foreign issuers. The Fund invests primarily in lower quality, non-investment grade bonds, commonly called junk bonds. The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth.

Founded
1979

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
---------------------------------------
Dividends paid                  $0.26
                                =====
Net asset value on
   3-31-03                      $7.06
   9-30-02                       6.84
                                -----
Change per share                $0.22
                                =====

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------    ----------- --------
 1-year period
  ended 3-31-03     -3.65%       2.23%          -2.60%      1.20%
 5-year period
  ended 3-31-03      0.10%       1.29%            ---        ---
10-year period
  ended 3-31-03      5.38%       6.01%            ---        ---
Since inception
  of Class (F)       ---          ---            0.23%      0.90%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
 1-year period
  ended 3-31-03     1.22%        2.56%
 5-year period
  ended 3-31-03      ---         1.56%
10-year period
  ended 3-31-03      ---          ---
Since inception
  of Class (D)      0.91%        5.09%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 1-4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher-rated bonds.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $834,426,409 invested in a diversified portfolio of:

 89.13%  Corporate Debt Securities
  8.02%  Cash and Cash Equivalents
  1.62%  United States Government Security
  0.75%  Other Government Security
  0.48%  Common and Preferred Stocks, Rights and Warrants

As a shareholder of Waddell & Reed Advisors High Income Fund, Inc., for every $100 you had invested on March 31, 2003, your Fund owned:

 $20.81  Consumer Services Bonds
  10.07  Business Equipment and Services Bonds
   9.89  Consumer Nondurables Bonds
   8.02  Cash and Cash Equivalents
   6.85  Retail Bonds
   6.62  Shelter Bonds
   6.53  Energy Bonds
   6.33  Health Care Bonds
   6.27  Capital Goods Bonds
   4.39  Miscellaneous Bonds
   3.91  Multi-Industry Bonds
   3.90  Utilities Bonds
   3.56  Financial Services Bonds
   1.62  United States Government Security
   0.75  Other Government Security
   0.48  Common and Preferred Stocks, Rights and Warrants

THE INVESTMENTS OF HIGH INCOME FUND
     March 31, 2003

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Broadcasting - 0.00%
 Adelphia Communications Corporation,
   13.0% Preferred* ....................    17,500   $     13,125
                                                     ------------

Communications Equipment - 0.00%
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     7,000          7,875
                                                     ------------

Multiple Industry - 0.48%
 Anvil Holdings, Inc., 13.0%
   Preferred* ..........................   168,014      3,990,336
                                                     ------------

Security and Commodity Brokers - 0.00%
 ONO Finance Plc, Rights (A)*  .........     2,500             25
                                                     ------------

Utilities -- Telephone - 0.00%
 GT Group Telecom, Inc., Warrants (A)*       3,950          2,962
 IWO Holdings, Inc.,
   Warrants (A)* .......................     6,750             67
 Intermedia Communications Inc., 13.5%
   Preferred* ..........................         1              3
 Leap Wireless International, Inc.,
   Warrants (A)* .......................     4,750             48
                                                     ------------
                                                            3,080
                                                     ------------

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 0.48%                                $  4,014,441
 (Cost: $6,982,972)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Beverages - 0.22%
 Constellation Brands, Inc.,
   8.125%, 1-15-12 .....................   $ 1,750      1,811,250
                                                     ------------

Broadcasting - 6.54%
 Comcast Corporation,
   5.5%, 3-15-11 .......................     2,750      2,754,642
 Cox Communications, Inc.,
   7.75%, 11-1-10 ......................     3,750      4,383,645
 Entercom Radio, LLC and Entercom
   Capital, Inc.,
   7.625%, 3-1-14 ......................     3,000      3,172,500
 Entravision Communications Corporation,
   8.125%, 3-15-09 .....................     1,900      1,952,250
 Gray Communications Systems, Inc.,
   9.25%, 12-15-11 .....................     9,125      9,889,219
 LIN Television Corporation,
   8.375%, 3-1-08 ......................     5,900      6,136,000
 Mediacom Broadband LLC and Mediacom
   Broadband Corporation,
   11.0%, 7-15-13 ......................       900      1,005,750
 PanAmSat Corporation,
   8.5%, 2-1-12 ........................     3,550      3,656,500
 Sinclair Broadcast Group, Inc.:
   8.75%, 12-15-11 .....................     5,625      5,976,562
   8.0%, 3-15-12 .......................     5,000      5,162,500
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .....................     1,000      1,035,000
 Young Broadcasting Inc.:
   8.5%, 12-15-08 ......................     2,000      2,115,000
   10.0%, 3-1-11 .......................     6,877      7,289,620
                                                     ------------
                                                       54,529,188
                                                     ------------

Business Equipment and Services - 9.41%
 Alderwoods Group, Inc.,
   12.25%, 1-2-09 ......................     2,775      2,511,375
 Allbritton Communications Company,
   7.75%, 12-15-12 (A) .................     4,900      4,985,750
 Allied Waste North America, Inc.:
   8.5%, 12-1-08 .......................     9,500      9,986,875
   10.0%, 8-1-09 .......................    11,800     12,242,500
   9.25%, 9-1-12 (A) ...................     4,000      4,255,000
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .......................     5,000      5,581,250
 IESI Corporation,
   10.25%, 6-15-12 .....................     4,250      4,292,500
 Iron Mountain Incorporated:
   8.625%, 4-1-13 ......................     2,700      2,916,000
   7.75%, 1-15-15 ......................     7,000      7,315,000
 Lamar Advertising Company,
   8.625%, 9-15-07 .....................     2,750      2,870,313
 Owens & Minor, Inc.,
   8.5%, 7-15-11 .......................     4,750      5,112,187
 Pierce Leahy Command Company,
   8.125%, 5-15-08 .....................     4,150      4,316,000
 Synagro Technologies, Inc.,
   9.5%, 4-1-09 ........................     2,100      2,247,000
 UCAR Finance Inc.,
   10.25%, 2-15-12 .....................     3,750      3,337,500
 Vertis, Inc.:
   10.875%, 6-15-09 ....................     3,750      3,871,875
   10.875%, 6-15-09 (A) ................     2,600      2,684,500
                                                     ------------
                                                       78,525,625
                                                     ------------

Capital Equipment - 2.04%
 CSK Auto, Inc.,
   12.0%, 6-15-06 ......................     7,625      8,273,125
 Remington Arms Company, Inc.,
   10.5%, 2-1-11 (A) ...................     3,700      3,959,000
 TRW Automotive Acquisition Corp.:
   9.375%, 2-15-13 (A) .................     4,000      4,000,000
   11.0%, 2-15-13 (A)...................       800        798,000
                                                     ------------
                                                       17,030,125
                                                     ------------

Chemicals -- Petroleum and Inorganic - 0.28%
 Berry Plastics Corporation,
   10.75%, 7-15-12 .....................     2,200      2,321,000
                                                     ------------

Chemicals -- Specialty - 0.89%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-05 ......................     5,700      5,500,500
 Salt Holdings Corporation,
   0.0%, 12-15-12 (A)(B) ...............     3,000      1,905,000
                                                     ------------
                                                        7,405,500
                                                     ------------

Coal - 0.73%
 Peabody Energy Corporation,
   6.875%, 3-15-13 (A) .................     6,000      6,075,000
                                                     ------------

Communications Equipment - 1.41%
 EchoStar DBS Corporation:
   9.125%, 1-15-09 .....................     2,750      3,004,375
   9.375%, 2-1-09 ......................     8,250      8,786,250
                                                     ------------
                                                       11,790,625
                                                     ------------

Construction Materials - 2.23%
 ANR Pipeline Company,
   8.875%, 3-15-10 (A) .................     2,400      2,544,000
 American Standard Inc.:
   7.375%, 4-15-05 .....................     3,000      3,146,250
   7.375%, 2-1-08 ......................     1,300      1,397,500
 Brand Services, Inc.,
   12.0%, 10-15-12 (A) .................     4,250      4,637,812
 Interface, Inc.,
   10.375%, 2-1-10 .....................     7,925      6,894,750
                                                     ------------
                                                       18,620,312
                                                     ------------

Consumer Electronics - 0.66%
 ACME Television, LLC and ACME
   Finance Corporation,
   10.875%, 9-30-04 ....................     5,350      5,510,500
                                                     ------------

Containers - 2.32%
 Crown European Holdings SA:
   9.5%, 3-1-11 (A) ....................     7,500      7,490,625
   10.875%, 3-1-13 (A) .................     2,700      2,730,375
 MDP Acquisitions plc,
   9.625%, 10-1-12 (A) .................     6,800      7,165,500
 Owens-Illinois, Inc.,
   7.15%, 5-15-05 ......................     2,000      1,980,000
                                                     ------------
                                                       19,366,500
                                                     ------------

Cosmetics and Toiletries - 1.47%
 Armkel, LLC and Armkel Finance, Inc.,
   9.5%, 8-15-09 .......................     3,300      3,621,750
 Chattem, Inc.,
   8.875%, 4-1-08 ......................     8,500      8,648,750
                                                     ------------
                                                       12,270,500
                                                     ------------

Electrical Equipment - 1.57%
 Nortek, Inc.:
   9.25%, 3-15-07 ......................     3,750      3,857,812
   9.125%, 9-1-07 ......................     1,000      1,032,500
 Northwest Pipeline Corporation,
   8.125%, 3-1-10 (A) ..................     5,300      5,538,500
 Rexnord Corporation,
   10.125%, 12-15-12 (A) ...............     2,500      2,656,250
                                                     ------------
                                                       13,085,062
                                                     ------------

Finance Companies - 3.56%
 American Seafoods Group LLC and
   American Seafoods, Inc.,
   10.125%, 4-15-10 ....................     7,950      8,407,125
 DIRECTV Holdings LLC and DIRECTV Financing
   Co., Inc.,
   8.375%, 3-15-13 (A) .................     3,300      3,638,250
 HMH Properties, Inc.:
   7.875%, 8-1-05 ......................     3,000      2,940,000
   7.875%, 8-1-08 ......................     1,500      1,410,000
 NBC Acquisition Corp.,
   10.75%, 2-15-09 .....................     3,350      3,299,750
 Owens-Brockway Glass Container Inc.,
   8.75%, 11-15-12 (A) .................     9,750     10,030,312
                                                     ------------
                                                       29,725,437
                                                     ------------

Food and Related - 0.60%
 Dole Food Company, Inc.,
   8.875, 3-15-11 (A) ..................     1,000      1,040,000
 Pilgrim's Pride Corporation,
   9.625%, 9-15-11 .....................     4,125      4,001,250
                                                     ------------
                                                        5,041,250
                                                     ------------

Forest and Paper Products - 1.73%
 Georgia-Pacific Corporation:
   8.875%, 2-1-10 (A) ..................     6,800      7,055,000
   9.5%, 12-1-11 .......................     1,100      1,089,000
 Jefferson Smurfit Corporation,
   8.25%, 10-1-12 ......................     5,850      6,259,500
                                                     ------------
                                                       14,403,500
                                                     ------------

Furniture and Furnishings - 0.69%
 Associated Materials Incorporated,
   9.75%, 4-15-12 ......................     5,340      5,713,800
                                                     ------------

Health Care -- General - 0.97%
 Fresenius Medical Care Capital Trust IV,
   7.875%, 6-15-11 .....................     8,000      8,120,000
                                                     ------------

Homebuilders, Mobile Homes - 2.09%
 Lennar Corporation,
   9.95%, 5-1-10 .......................     5,000      5,808,140
 Toll Corp.:
   8.25%, 2-1-11 .......................     6,750      7,053,750
   8.25%, 12-1-11 ......................     1,000      1,045,000
 WCI Communities, Inc.:
   10.625%, 2-15-11 ....................     2,000      2,040,000
   9.125%, 5-1-12 ......................     1,500      1,447,500
                                                     ------------
                                                       17,394,390
                                                     ------------

Hospital Supply and Management - 5.36%
 Columbia/HCA Healthcare Corporation:
   8.12%, 8-4-03 .......................     2,800      2,846,046
   7.0%, 7-1-07 ........................     3,500      3,761,597
   7.25%, 5-20-08 ......................     2,250      2,475,772
 HCA Inc.,
   6.3%, 10-1-12 .......................     5,750      5,906,940
 Insight Health Services Corp.,
   9.875%, 11-1-11 .....................     7,750      7,440,000
 Tenet Healthcare Corporation,
   7.375%, 2-1-13 ......................     7,850      7,889,250
 Triad Hospitals, Inc.,
   8.75%, 5-1-09 .......................     5,650      6,102,000
 US Oncology, Inc.,
   9.625%, 2-1-12 ......................     3,050      3,187,250
 United Surgical Partners Holdings, Inc.,
   10.0%, 12-15-11 .....................     4,875      5,118,750
                                                     ------------
                                                       44,727,605
                                                     ------------

Hotels and Gaming - 6.58%
 Chumash Casino and Resort Enterprise,
   9.0%, 7-15-10 (A) ...................       850        903,125
 Harrah's Operating Company, Inc.,
   7.875%, 12-15-05 ....................     2,000      2,140,000
 Hilton Hotels Corporation,
   7.625%, 12-1-12 .....................     2,700      2,706,750
 John Q Hammons Hotels, L.P. and John
   Q Hammons Hotels Finance Corporation III,
   8.875%, 5-15-12 .....................     1,700      1,657,500
 MGM Grand, Inc.,
   9.75%, 6-1-07 .......................     5,750      6,325,000
 MGM MIRAGE:
   8.5%, 9-15-10 .......................     4,750      5,248,750
   8.375%, 2-1-11 ......................     1,000      1,070,000
 Mandalay Resort Group,
   9.375%, 2-15-10 .....................     6,500      6,808,750
 Mohegan Tribal Gaming Authority,
   8.0%, 4-1-12 ........................     4,250      4,404,063
 Park Place Entertainment Corporation,
   8.875%, 9-15-08 .....................     2,750      2,921,875
 Prime Hospitality Corp.,
   8.375%, 5-1-12 ......................     4,250      3,761,250
 Station Casinos, Inc.,
   8.875%, 12-1-08 .....................     2,650      2,775,875
 Sun International Hotels Limited and
   Sun International North America, Inc.,
   8.875%, 8-15-11 .....................     4,000      4,110,000
 Turning Stone Casino Resort Enterprise,
   9.125%, 12-15-10 (A) ................       900        940,500
 Venetian Casino Resort, LLC and
   Las Vegas Sands, Inc.,
   11.0%, 6-15-10 ......................     8,750      9,154,687
                                                     ------------
                                                       54,928,125
                                                     ------------

Household -- General Products - 5.28%
 Alltrista Corporation,
   9.75%, 5-1-12 .......................     8,500      8,882,500
 B & G Foods, Inc.,
   9.625%, 8-1-07 ......................     4,500      4,635,000
 Central Garden & Pet Company,
   9.125%, 2-1-13 (A) ..................     1,200      1,254,000
 Del Monte Corporation,
   8.625%, 12-15-12 (A) ................     2,500      2,650,000
 Fort James Corporation,
   6.625%, 9-15-04 .....................     4,550      4,572,750
 Levi Strauss & Co.,
   12.25%, 12-15-12 (A) ................     6,250      5,921,875
 Sealy Mattress Company,
   10.875%, 12-15-07 ...................    11,150     11,665,688
 Simmons Company,
   10.25%, 3-15-09 .....................     1,750      1,885,625
 Susquehanna Media Co.,
   8.5%, 5-15-09 .......................     2,500      2,618,750
                                                     ------------
                                                       44,086,188
                                                     ------------

Leisure Time Industry - 1.87%
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ......................     9,750      8,458,125
 Premier Parks Inc.:
   9.75%, 6-15-07 ......................     3,850      3,734,500
   0.0%, 4-1-08 (B) ....................     3,500      3,408,125
                                                     ------------
                                                       15,600,750
                                                     ------------

Metal Fabrication - 0.43%
 Wolverine Tube, Inc.,
   10.5%, 4-1-09 .......................     3,400      3,604,000
                                                     ------------

Motion Pictures - 2.70%
 AMC Entertainment Inc.:
   9.5%, 3-15-09 .......................     2,550      2,543,625
   9.5%, 2-1-11 ........................     6,850      6,815,750
 Cinemark USA, Inc.:
   8.5%, 8-1-08 ........................     6,000      6,157,500
   9.625%, 8-1-08 ......................     3,500      3,548,125
   9.0%, 2-1-13 (A) ....................     1,500      1,593,750
 Regal Cinemas Corporation,
   9.375%, 2-1-12 ......................     1,750      1,903,125
                                                     ------------
                                                       22,561,875
                                                     ------------

Motor Vehicle Parts - 0.28%
 Collins & Aikman Floorcoverings, Inc.,
   9.75%, 2-15-10 ......................     2,400      2,316,000
                                                     ------------

Motor Vehicles - 0.44%
 Sonic Automotive, Inc.,
   11.0%, 8-1-08 .......................     3,450      3,682,875
                                                     ------------

Multiple Industry - 3.91%
 CSC Holdings, Inc.,
   8.125%, 7-15-09 .....................     2,000      2,045,000
 Doane Pet Care Company,
   10.75%, 3-1-10 (A) ..................     4,850      4,971,250
 Fisher Scientific International Inc.,
   8.125%, 5-1-12 (A) ..................     2,100      2,236,500
 ITT Corporation,
   6.75%, 11-15-03 .....................     5,000      5,075,000
 Phoenix Color Corp.,
   10.375%, 2-1-09 .....................     4,750      4,227,500
 Tyco International Group S.A.,
   6.125%, 11-1-08 .....................     4,100      3,854,000
   3.125%, 1-15-23, Convertible (A) ....     2,750      2,447,500
 Tyco International Ltd.,
   0.0%, 11-17-20, Convertible .........     4,680      3,504,150
 United Industries Corporation,
   9.875%, 4-1-09 (A) ..................       700        729,750
 WESCO Distribution, Inc.,
   9.125%, 6-1-08 ......................     4,750      3,562,500
                                                     ------------
                                                       32,653,150
                                                     ------------

Petroleum -- Domestic - 3.19%
 Chesapeake Energy Corporation:
   7.875%, 3-15-04 .....................     2,000      2,060,000
   8.125%, 4-1-11 ......................     6,800      7,174,000
   9.0%, 8-15-12 .......................     1,000      1,085,000
   7.5%, 9-15-13 (A) ...................     4,850      4,959,125
 Encore Acquisition Company,
   8.375%, 6-15-12 .....................     1,900      1,990,250
 Forest Oil Corporation,
   8.0%, 6-15-08 .......................     5,500      5,720,000
 Westport Resources Corporation,
   8.25%, 11-1-11 ......................     3,400      3,629,500
                                                     ------------
                                                       26,617,875
                                                     ------------

Petroleum -- Services - 2.61%
 Pemex Project Funding Master Trust,
   7.375%, 12-15-14 (A) ................    12,200     12,520,250
 R&B Falcon Corporation,
   9.5%, 12-15-08 ......................     3,750      4,733,104
 SESI, L.L.C.,
   8.875%, 5-15-11 .....................     4,250      4,505,000
                                                     ------------
                                                       21,758,354
                                                     ------------

Publishing - 3.12%
 Dex Media East LLC and Dex Media East
   Finance Co.:
   9.875%, 11-15-09 (A) ................     4,575      5,158,313
   12.125%, 11-15-12 (A) ...............     7,575      8,824,875
 Hollinger International Publishing Inc.,
   9.0%, 12-15-10 (A) ..................       800        846,000
 Houghton Mifflin,
   8.25%, 2-1-11 (A) ...................     1,725      1,845,750
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 ....................     9,000      9,393,750
                                                     ------------
                                                       26,068,688
                                                     ------------

Railroad - 0.43%
 Kansas City Southern Railway
   Company (The),
   7.5%, 6-15-09 .......................     3,375      3,594,375
                                                     ------------

Real Estate Investment Trusts - 2.11%
 La Quinta Properties, Inc.,
   8.875%, 3-15-11 (A) .................     6,750      6,775,313
 Meditrust,
   7.114%, 8-15-04 (A) .................     2,000      2,080,000
 Meritage Corporation,
   9.75%, 6-1-11 .......................     8,300      8,756,500
                                                     ------------
                                                       17,611,813
                                                     ------------

Restaurants - 0.68%
 Carrols Corporation,
   9.5%, 12-1-08 .......................     1,500      1,421,250
 Host Marriott, L.P.,
   9.25%, 10-1-07 ......................     4,250      4,228,750
                                                     ------------
                                                        5,650,000
                                                     ------------

Retail -- General Merchandise - 4.50%
 Advance Stores Company, Incorporated,
   10.25%, 4-15-08 .....................     6,000      6,307,500
 AutoNation, Inc.,
   9.0%, 8-1-08 ........................     4,750      5,011,250
 Domino's, Inc.,
   10.375%, 1-15-09 ....................    10,065     10,794,713
 Roundy's, Inc.,
   8.875%, 6-15-12 .....................    10,585     10,532,075
 United Auto Group, Inc.,
   9.625%, 3-15-12 .....................     5,000      4,875,000
                                                     ------------
                                                       37,520,538
                                                     ------------

Retail -- Specialty Stores - 1.67%
 Cole National Group, Inc.,
   8.875%, 5-15-12 .....................     7,400      6,697,000
 Jo-Ann Stores, Inc.,
   10.375%, 5-1-07 .....................     2,700      2,848,500
 Michaels Stores, Inc.,
   9.25%, 7-1-09 .......................     4,000      4,360,000
                                                     ------------
                                                       13,905,500
                                                     ------------

Timesharing and Software - 0.66%
 NDCHealth Corporation,
   10.5%, 12-1-12 (A) ..................     5,250      5,499,375
                                                     ------------

Utilities -- Gas and Pipeline - 1.96%
 AmeriGas Partners, L.P. and
   AP Eagle Finance Corp.,
   8.875%, 5-20-11 .....................     4,700      4,982,000
 El Paso Energy Partners, L.P. and El Paso
   Energy Partners Finance Corporation,
   8.5%, 6-1-10 (A) ....................     5,750      5,865,000
 Wynn Las Vegas, LLC and Wynn Las Vegas
   Capital Corp.,
   12.0%, 11-1-10 ......................     5,250      5,486,250
                                                     ------------
                                                       16,333,250
                                                     ------------

Utilities -- Telephone - 1.94%
 Nextel Communications, Inc.:
   10.65%, 9-15-07 .....................     6,400      6,672,000
   9.95%, 2-15-08 ......................     7,600      7,923,000
 Triton PCS, Inc.,
   9.375%, 2-1-11 ......................     1,875      1,631,250
                                                     ------------
                                                       16,226,250
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 89.13%             $743,686,150
 (Cost: $715,941,520)

OTHER GOVERNMENT SECURITY - 0.75%
Mexico
 United Mexican States,
   10.375%, 2-17-09 ....................     5,000   $  6,297,500
                                                     ------------
 (Cost: $5,566,909)

UNITED STATES GOVERNMENT SECURITY - 1.62%
Mortgage-Backed Obligation
 Federal Home Loan Mortgage Corporation
   Fixed Rate Participation Certificate,
   6.0%, 5-1-16 ........................    12,902   $ 13,484,522
                                                     ------------
 (Cost: $12,828,544)

TOTAL SHORT-TERM SECURITIES - 6.46%                  $ 53,885,469
 (Cost: $53,885,469)

TOTAL INVESTMENT SECURITIES - 98.44%                 $821,368,082
 (Cost: $795,205,414)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%      13,058,327

NET ASSETS - 100.00%                                 $834,426,409

Notes to Schedule of Investments

  *No income dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, the total value of these securities amounted to $161,214,227 or 19.32% of net assets.

(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     HIGH INCOME FUND
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)

ASSETS
  Investment securities -- at value (cost - $795,205)
     (Notes 1 and 3) .......................................  $821,368
  Receivables:
     Dividends and interest ................................    16,894
     Investment securities sold ............................     5,020
     Fund shares sold ......................................     1,569
  Prepaid insurance premium  ...............................        58
                                                              --------
       Total assets  .......................................   844,909
                                                              --------
LIABILITIES
  Payable for investment securities purchased  .............     6,755
  Payable to Fund shareholders  ............................     3,180
  Accrued shareholder servicing (Note 2)  ..................       180
  Accrued service fee (Note 2)  ............................       153
  Accrued management fee (Note 2)  .........................        14
  Accrued distribution fee (Note 2)  .......................        12
  Accrued accounting services fee (Note 2)  ................         8
  Other  ...................................................       181
                                                              --------
       Total liabilities  ..................................    10,483
                                                              --------
          Total net assets .................................  $834,426
                                                              ========
NET ASSETS
  $1.00 par value capital stock:
     Capital stock .........................................  $118,134
     Additional paid-in capital ............................   983,646
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income .......       523
     Accumulated undistributed net realized
       loss on investment transactions  ....................  (294,040)
     Net unrealized appreciation in value of investments ...    26,163
                                                             ---------
       Net assets applicable to outstanding
          units of capital .................................  $834,426
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $7.06
  Class B  .................................................     $7.06
  Class C  .................................................     $7.06
  Class Y  .................................................     $7.06
Capital shares outstanding:
  Class A  .................................................   110,358
  Class B  .................................................     3,292
  Class C  .................................................     1,188
  Class Y  .................................................     3,296
Capital shares authorized ..................................   500,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     HIGH INCOME FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
  Income (Note 1B):
     Interest and amortization .............................   $34,266
     Dividends .............................................       184
                                                               -------
       Total income  .......................................    34,450
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................     2,461
     Shareholder servicing:
       Class A  ............................................       872
       Class B  ............................................        54
       Class C  ............................................        21
       Class Y  ............................................        10
     Service fee:
       Class A  ............................................       903
       Class B  ............................................        27
       Class C  ............................................        11
     Distribution fee:
       Class A  ............................................        43
       Class B  ............................................        82
       Class C  ............................................        33
     Accounting services fee ...............................        50
     Custodian fees ........................................        31
     Audit fees ............................................        13
     Legal fees ............................................        12
     Other .................................................       139
                                                               -------
       Total expenses  .....................................     4,762
                                                               -------
          Net investment income ............................    29,688
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on investments  ........................   (21,224)
  Unrealized appreciation in value of
     investments during the period .........................    47,575
                                                               -------
     Net gain on investments ...............................    26,351
                                                               -------
       Net increase in net assets resulting
          from operations ..................................   $56,039
                                                               =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     HIGH INCOME FUND
     (In Thousands)
                                              For the   For the
                                                six      fiscal
                                               months     year
                                               ended     ended
                                              3-31-03   9-30-02
                                             --------- ---------
INCREASE IN NET ASSETS
  Operations:
     Net investment income ..................   $29,688   $58,863
     Realized net loss on
       investments  .........................   (21,224)  (73,778)
     Unrealized appreciation ................    47,575    27,748
                                               --------  --------
       Net increase in net assets resulting
          from operations ...................    56,039    12,833
                                               --------  --------
  Dividends to shareholders from
     net investment income (Note 1D):(1)
     Class A ................................   (27,879)  (57,306)
     Class B ................................      (700)   (1,102)
     Class C ................................      (283)     (419)
     Class Y ................................      (491)     (589)
                                               --------  --------
                                                (29,353)  (59,416)
                                               --------  --------
  Capital share transactions
     (Note 5) ...............................    43,879    75,586
                                               --------  --------
     Total increase .........................    70,565    29,003
NET ASSETS
  Beginning of period  ......................   763,861   734,858
                                               --------  --------
  End of period  ............................  $834,426  $763,861
                                               ========  ========
     Undistributed net investment income ....  $    523  $    188
                                               ========  ========

(1)See "Financial Highlights" on pages 22 - 25.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                     For the  For the fiscalFor the
                         six  year ended   fiscal    For the fiscal year
                      months  September 30,period        ended March 31,
                      ended ---------------ended     -------------------
                    3-31-03    2002   2001 9-30-00   2000    1999   1998
                    ------- -------------- -------   ----    ----   ----
Net asset value,
 beginning of
 period  ...........  $6.84   $7.26  $8.10   $8.54   $9.39  $10.04 $ 9.25
                      -----   -----  -----   -----   -----  ------ ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.26    0.56   0.66    0.37    0.78    0.81   0.82
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.22   (0.42) (0.84)  (0.44)  (0.84)  (0.66)  0.79
                      -----   -----  -----   -----  ------  ------ ------
Total from investment
 operations  .......   0.48    0.14  (0.18)  (0.07)  (0.06)   0.15   1.61
                      -----   -----  -----   -----  ------  ------ ------
Less dividends from net
 investment income .  (0.26)  (0.56) (0.66)  (0.37)  (0.79)  (0.80) (0.82)
                      -----   -----  -----   -----  ------  ------ ------
Net asset value,
 end of period  ....  $7.06   $6.84  $7.26   $8.10   $8.54  $ 9.39 $10.04
                      =====   =====  =====   =====   =====  ====== ======
Total return(1) ....   7.09%   1.91% -2.51%  -0.81%  -0.65%   1.70% 18.03%
Net assets, end
 of period (in
 millions)  ........   $780    $728   $715    $750    $826  $1,009  $1,102
Ratio of expenses
 to average net
 assets  ...........   1.16%(2)1.13%  1.08%   1.06%(2)1.04%  0.94%  0.84%
Ratio of net
 investment income
 to average net
 assets  ...........   7.45%(2)7.61%  8.56%   8.94%(2)8.65%  8.44%  8.38%
Portfolio turnover
 rate  .............  26.97%  57.36% 73.92%  24.20%  41.55%  53.19% 63.40%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the  For the fiscalFor the  period
                              six        year ended fiscal    from
                             months   September 30,  period10-4-99(1)
                              ended ---------------  ended through
                            3-31-03    2002    20019-30-00 3-31-00
                            ------- ------- -------------- -------
Net asset value,
 beginning of period          $6.83   $7.25   $8.10  $8.54   $8.84
                              -----   -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income         0.22    0.49    0.59   0.33    0.36
 Net realized and
   unrealized gain (loss)
   on investments ..           0.23   (0.42)  (0.85) (0.44)  (0.30)
                              -----   -----   -----  -----   -----
Total from investment
 operations  .......           0.45    0.07   (0.26) (0.11)   0.06
                              -----   -----   -----  -----   -----
Less dividends from net
 investment income            (0.22)  (0.49)  (0.59) (0.33)  (0.36)
                              -----   -----   -----  -----   -----
Net asset value,
 end of period  ....          $7.06   $6.83   $7.25  $8.10   $8.54
                              =====   =====   =====  =====   =====
Total return .......           6.71%   0.79%  -3.41% -1.28%   0.61%
Net assets, end of period
 (in millions)  ....            $23     $21     $12     $5      $3
Ratio of expenses to
 average net assets            2.18%(2)2.11%   1.99%  1.99%(2)1.96%(2)
Ratio of net investment
 income to average
 net assets  .......           6.44%(2)6.60%   7.61%  8.02%(2)7.79%(2)
Portfolio turnover
 rate  .............          26.97%  57.36%  73.92% 24.20%  41.55%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                           For the
                            For the  For the fiscalFor the  period
                                six  year ended     fiscal    from
                             months  September 30,   period10-4-99(1)
                              ended ---------------  ended through
                            3-31-03    2002    20019-30-00 3-31-00
                            ------- ------- -------------- -------
Net asset value,
 beginning of period          $6.83   $7.25   $8.11  $8.54   $8.84
                              -----   -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income         0.22    0.49    0.60   0.33    0.36
 Net realized and
   unrealized gain (loss)
   on investments ..           0.23   (0.42)  (0.87) (0.43)  (0.30)
                              -----   -----   -----  -----   -----
Total from investment
 operations  .......           0.45    0.07   (0.27) (0.10)   0.06
                              -----   -----   -----  -----   -----
Less dividends from net
 investment income            (0.22)  (0.49)  (0.59) (0.33)  (0.36)
                              -----   -----   -----  -----   -----
Net asset value,
 end of period  ....          $7.06   $6.83   $7.25  $8.11   $8.54
                              =====   =====   =====  =====   =====
Total return .......           6.72%   0.76%  -3.42% -1.28%   0.65%
Net assets, end of
 period (000
 omitted)  .........         $8,384  $8,692  $4,513   $856    $404
Ratio of expenses to
 average net assets            2.15%(2)2.12%   1.97%  2.07%(2)1.91%(2)
Ratio of net investment
 income to average
 net assets  .......           6.47%(2)6.59%   7.60%  7.94%(2)7.88%(2)
Portfolio turnover rate       26.97%  57.36%  73.92% 24.20%  41.55%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the   For the fiscalFor the
                        six   year ended   fiscal     For the fiscal year
                     months   September 30,period         ended March 31,
                      ended ---------------ended      -------------------
                    3-31-03    2002   2001 9-30-00    2000    1999   1998
                    ------- -------------- -------    ----    ----   ----
Net asset value,
 beginning of
 period  ...........  $6.84   $7.25  $8.10   $8.54   $9.39  $10.04 $ 9.25
                      -----   -----  -----   -----   -----  ------ ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.26    0.58   0.69    0.39    0.81    0.83   0.82
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.23   (0.41) (0.85)  (0.44)  (0.84)  (0.66)  0.79
                      -----   -----  -----   -----   -----  ------ ------
Total from investment
 operations ........   0.49    0.17  (0.16)  (0.05)  (0.03)   0.17   1.61
                      -----   -----  -----   -----   -----  ------ ------
Less dividends from net
 investment income    (0.27)  (0.58) (0.69)  (0.39)  (0.82)  (0.82) (0.82)
                      -----   -----  -----   -----   -----  ------ ------
Net asset value,
 end of period  ....  $7.06   $6.84  $7.25   $8.10   $8.54  $ 9.39 $10.04
                      =====   =====  =====   =====   =====  ====== ======
Total return .......   7.28%   2.20% -2.22%  -0.69%  -0.39%   1.90% 18.13%
Net assets, end of
 period (in
 millions)  ........    $23      $6     $3      $2      $2      $2     $3
Ratio of expenses
 to average net
 assets  ...........   0.82%(1)0.82%  0.81%   0.80%(1)0.79%   0.74%  0.77%
Ratio of net
 investment income
 to average net
 assets  ...........   7.77%(1)7.91%  8.82%   9.21%(1)8.91%   8.62%  8.46%
Portfolio
 turnover rate  ....  26.97%  57.36% 73.92%  24.20%  41.55%  53.19% 63.40%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $19,694, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $980,754. During the period ended March 31, 2003, W&R received $26,729 and $897 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $655,487 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $22,846, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than United States Government securities and short-term securities, aggregated $271,636,752, while proceeds from maturities and sales aggregated $187,252,368. Purchases of short-term securities aggregated $5,057,674,327. Proceeds from maturities and sales of short-term securities and United States Government securities aggregated $5,095,197,857 and $6,629,567, respectively.

For Federal income tax purposes, cost of investments owned at March 31, 2003 was $795,230,592, resulting in net unrealized appreciation of $26,137,490, of which $36,680,667 related to appreciated securities and $10,543,177 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ......................... $58,564,639
Distributed ordinary income .................  59,415,529
Undistributed ordinary income * .............     505,843

Realized long-term capital gains ............         ---
Distributed long-term capital gains .........         ---
Undistributed long-term capital gains .......         ---

Capital loss carryover ......................  48,079,168

Post-October losses deferred ................  66,359,586

* This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.
September 30, 2003 ..........................$ 20,841,730
September 30, 2004 ..........................   7,420,773
September 30, 2007 ..........................  40,878,811
September 30, 2008 ..........................  69,897,740
September 30, 2009 ..........................  19,270,602
September 30, 2010 ..........................  48,079,168
                                             ------------
Total carryover .............................$206,388,824
                                             ============

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.
                                                For the   For the
                                                    six    fiscal
                                                 months      year
                                                  ended     ended
                                                3-31-03   9-30-02
                                                -------   -------
Shares issued from sale
  of shares:
  Class A ...................................    17,666    40,622
  Class B ...................................       686     2,060
  Class C ...................................       381     1,123
  Class Y ...................................     3,820     4,845
Shares issued from
  reinvestment of dividends:
  Class A  ..................................     3,584     6,930
  Class B  ..................................        96       141
  Class C  ..................................        39        55
  Class Y  ..................................        69        81
Shares redeemed:
  Class A  ..................................   (17,414)  (39,599)
  Class B  ..................................      (576)     (831)
  Class C  ..................................      (504)     (528)
  Class Y  ..................................    (1,432)   (4,457)
                                                -------    ------
Increase in outstanding
  capital shares ............................     6,415    10,442
                                                =======    ======
Value issued from sale
  of shares:
  Class A  ..................................  $122,049  $292,741
  Class B  ..................................     4,761    14,937
  Class C  ..................................     2,646     8,157
  Class Y  ..................................    26,416    35,419
Value issued from
  reinvestment of dividends:
  Class A  ..................................    24,727    50,296
  Class B  ..................................       661     1,021
  Class C  ..................................       268       397
  Class Y  ..................................       479       588
Value redeemed:
  Class A  ..................................  (120,651) (285,595)
  Class B  ..................................    (3,977)   (6,006)
  Class C  ..................................    (3,487)   (3,843)
  Class Y  ..................................   (10,013)  (32,526)
                                               --------  --------
Increase in outstanding capital .............  $ 43,879  $ 75,586
                                               ========  ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") as of March 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors High Income Fund, Inc. as of March 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III

OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(3-03)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.